SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED OPERATING SEGMENT (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	$ 7,216	$ 5,225
UK [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	3,433	2,937
US [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate, Write-down or Reserve [Line Items]
Property, plant and equipment	$ 3,783	$ 2,289